GENERAL INFORMATION, ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2020
GENERAL INFORMATION, ORGANIZATION AND PRINCIPAL ACTIVITIES
GENERAL INFORMATION, ORGANIZATION AND PRINCIPAL ACTIVITIES

1.    GENERAL INFORMATION, ORGANIZATION AND PRINCIPAL ACTIVITIES

Futu Holdings Limited (the “Company”) is an investment holding company incorporated in the Cayman Islands with limited liability and conducts its business mainly through its subsidiaries, variable interest entities (“VIEs”) and subsidiaries of the VIEs (collectively referred to as the “Group”). The Group principally engages in online financial services including securities and derivative trades brokerage, margin financing and fund distribution services based on internally developed software and digital platform “Futubull”. The Group also provides financial information and online community services, etc. The Company completed its IPO on March 8, 2019 on the Nasdaq Global Market. Each American Depositary Shares (“ADSs”) of the Company represents eight Class A ordinary shares.

As of December 31, 2020, the Company’s principal subsidiaries, consolidated VIE and subsidiary of VIE are as follows:

			Percentage of
			Direct or
	Date of	Place of	Indirect
	Incorporation/	Incorporation/	Economic
Subsidiaries	Establishment/	Establishment	Interest	Principal Activities
Futu Securities International (Hong Kong) Limited (“Futu Securities”)	April 17, 2012	Hong Kong	100%	Financial services
Futu Securities (Hong Kong) Limited	May 2, 2014	Hong Kong	100%	Investment holding
Futu Network Technology Limited	May 17, 2015	Hong Kong	100%	Research and development and technology services
Futu Network Technology (Shenzhen) Co., Ltd.	October 14, 2015	Shenzhen, PRC	100%	Research and development and technology services
Shen Si Network Technology (Beijing) Co., Ltd. (“Shen Si”)	September 15, 2014	Beijing, PRC	100%	No substantial business
Futu Inc.	December 17, 2015	Delaware, USA	100%	Financial services

VIE
Shenzhen Futu Network Technology Co., Ltd.(1) (“Shenzhen Futu”)	December 18, 2007	Shenzhen, PRC	100%	Research and development and technology services

Subsidiary of the VIE
Beijing Futu Network Technology Co., Ltd.	April 4, 2014	Beijing, PRC	100%	No substantial business

Note:

(1)	Mr. Leaf Hua Li and Ms. Lei Li are beneficiary owners of the Company and held 85% and 15% equity interest in Shenzhen Futu, respectively. Mr. Leaf Hua Li is the founder, chairman and chief executive officer of the Company, and Ms. Lei Li is Mr. Leaf Hua Li’s spouse.